Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2016
Registrant Name	FPA NEW INCOME INC
Central Index Key	0000099203
Amendment Flag	false
Document Creation Date	May 31, 2016
Document Effective Date	May 31, 2016
Prospectus Date	Jan. 31, 2016
FPA New Income, Inc. | FPA New Income, Inc.
Prospectus:
Trading Symbol	fpnix